Hedge accounting (Detail 4.2) - Cash flow hedges of forecast transactions - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain Loss On Cash Flow Hedges Of Interest Rate Risk Recognized In Earnings [Line Items]
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income		$ (42)	$ 45	$ 234
Interest Rate Risk [Member] | Hedging instruments: Interest rate swaps
Gain Loss On Cash Flow Hedges Of Interest Rate Risk Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	97
Changes in fair value of hedged items		(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income		(42)	45	234
Ineffectiveness recognised as Other net income from fair value changes on financial instruments		25	8	11
UBS AG
Gain Loss On Cash Flow Hedges Of Interest Rate Risk Recognized In Earnings [Line Items]
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income		(42)	45	234
UBS AG | Interest Rate Risk [Member] | Hedging instruments: Interest rate swaps
Gain Loss On Cash Flow Hedges Of Interest Rate Risk Recognized In Earnings [Line Items]
Changes in fair value of hedging instruments	[1]	97
Changes in fair value of hedged items		(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income		(42)	45	234
Ineffectiveness recognised as Other net income from fair value changes on financial instruments		$ 25	$ 8	$ 11

[1]	This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.